NOTES AND OTHER LOANS PAYABLE (Tables)	9 Months Ended
Jan. 31, 2022
Debt Disclosure [Abstract]
Schedule of debt

Description	January 31, 2021	January 31, 2020

Note Payable to Ford Motor Credit	$31,080	$–

Note payable to Cheryl Hintzen due December 11, 2021; interest at 10%	40,000	40,000

Note Payable to Cheryl Hintzen due March 8, 2020: interest 10%	14,000	14,000

Notes Payable Sixth Street Lending	250,000	–

Note Payable Dr. Jason Cohen 1,000,000 shares @ $.20	200,000	200,000

Note Payable Leonite Capital		290,000

Note Payable Quick Capital LLC	239,600	239,600

Note Payable Quick Capital LLC	50,000	50,000

Note Payable GS Capital	210,000	–

Note Payable various Geneva Roth	–	138,500

Note payable escrow attorney for REG A shares	–	46,900

Total Notes Payable	$1,081,580	$977,100